Summary of significant accounting policies - Financial instruments (Details)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Period for which the company used historic credit loss experience	2 years
Percentage of forward-looking factor	10.00%
Default period	90 days